Stockholders' Equity (Details Textual) (USD $)	1 Months Ended			3 Months Ended	6 Months Ended	9 Months Ended		3 Months Ended	12 Months Ended		3 Months Ended	9 Months Ended	3 Months Ended	9 Months Ended	1 Months Ended		12 Months Ended	1 Months Ended		1 Months Ended			3 Months Ended		12 Months Ended	3 Months Ended			6 Months Ended		12 Months Ended	6 Months Ended	3 Months Ended			6 Months Ended		12 Months Ended	3 Months Ended		6 Months Ended		0 Months Ended	1 Months Ended	3 Months Ended			6 Months Ended		12 Months Ended	3 Months Ended	9 Months Ended	12 Months Ended	1 Months Ended		12 Months Ended	14 Months Ended					1 Months Ended	0 Months Ended	1 Months Ended		6 Months Ended								1 Months Ended			0 Months Ended	1 Months Ended			6 Months Ended			1 Months Ended			0 Months Ended	1 Months Ended	6 Months Ended			1 Months Ended		12 Months Ended
	Jun. 05, 2013	Jun. 01, 2012	Oct. 17, 2011	Dec. 31, 2011	Jun. 30, 2013	Sep. 28, 2011	Dec. 31, 2012	Dec. 31, 2011 Equity Option [Member]	Dec. 31, 2012 Equity Option [Member]	Dec. 31, 2011 Equity Option [Member]	Dec. 31, 2011 Private Placement [Member]	Sep. 28, 2011 Netfabrics [Member]	Dec. 31, 2011 IM Ready Made LLC [Member]	Sep. 28, 2011 IM Ready Made LLC [Member]	Oct. 17, 2011 Mr Stephen J Cole Hatchard [Member]	Sep. 28, 2011 Beaufort Ventures Plc [Member]	Dec. 31, 2012 January 1 2013 Through April 30 2014 [Member] Equity Option [Member]	Apr. 30, 2013 Management [Member]	Jun. 05, 2013 Management [Member]	May 01, 2013 Non Executive Employees [Member]	Apr. 30, 2013 Non Management Directors [Member]	Dec. 31, 2012 Executive Officer [Member]	Dec. 31, 2011 Management Warrants [Member]	Dec. 31, 2011 Investor Warrants [Member]	Dec. 31, 2012 Investor Warrants [Member]	Jun. 30, 2013 Warrant [Member]	Jun. 30, 2012 Warrant [Member]	Dec. 31, 2011 Warrant [Member]	Jun. 30, 2013 Warrant [Member]	Jun. 30, 2012 Warrant [Member]	Dec. 31, 2012 Warrant [Member]	Jun. 30, 2013 Warrant [Member] Maximum [Member] Equity Option [Member]	Jun. 30, 2013 Licensee Warrants [Member]	Jun. 30, 2012 Licensee Warrants [Member]	Dec. 31, 2011 Licensee Warrants [Member]	Jun. 30, 2013 Licensee Warrants [Member]	Jun. 30, 2012 Licensee Warrants [Member]	Dec. 31, 2012 Licensee Warrants [Member]	Jun. 30, 2013 Employee Stock Option [Member]	Jun. 30, 2012 Employee Stock Option [Member]	Jun. 30, 2013 Employee Stock Option [Member]	Jun. 30, 2012 Employee Stock Option [Member]	Nov. 15, 2012 Restricted Stock [Member]	Dec. 31, 2012 Restricted Stock [Member]	Jun. 30, 2013 Restricted Stock [Member]	Jun. 30, 2012 Restricted Stock [Member]	Dec. 31, 2011 Restricted Stock [Member]	Jun. 30, 2013 Restricted Stock [Member]	Jun. 30, 2012 Restricted Stock [Member]	Dec. 31, 2012 Restricted Stock [Member]	Dec. 31, 2011 Lender Warrants [Member]	Sep. 30, 2011 Lender Warrants [Member]	Dec. 31, 2012 Lender Warrants [Member]	Apr. 17, 2012 Equity Incentive Plan 2011 [Member]	Oct. 17, 2011 Equity Incentive Plan 2011 [Member]	Dec. 31, 2012 Equity Incentive Plan 2011 [Member]	Oct. 21, 2011 Equity Incentive Plan 2011 [Member]	Jun. 30, 2013 Equity Incentive Plan 2011 [Member]	Nov. 15, 2012 Equity Incentive Plan 2011 [Member]	Dec. 31, 2012 Equity Incentive Plan 2011 [Member] May 15 2013 [Member]	Dec. 31, 2012 Equity Incentive Plan 2011 [Member] May 15 2014 [Member]	Apr. 30, 2013 Equity Incentive Plan 2011 [Member] Management [Member]	Nov. 15, 2012 Equity Incentive Plan 2011 [Member] Management [Member]	Jun. 01, 2012 Equity Incentive Plan 2011 [Member] Management [Member]	Apr. 17, 2012 Equity Incentive Plan 2011 [Member] Management [Member]	Jun. 30, 2013 Equity Incentive Plan 2011 [Member] Management [Member]	Apr. 17, 2012 Equity Incentive Plan 2011 [Member] Management [Member] November 15 2012 [Member]	Apr. 17, 2012 Equity Incentive Plan 2011 [Member] Management [Member] May 15 2013 [Member]	Jun. 30, 2013 Equity Incentive Plan 2011 [Member] Management [Member] May 15 2014 [Member]	Apr. 17, 2012 Equity Incentive Plan 2011 [Member] Management [Member] May 15 2014 [Member]	Jun. 01, 2012 Equity Incentive Plan 2011 [Member] Management [Member] December 1 2012 [Member]	Jun. 30, 2013 Equity Incentive Plan 2011 [Member] Management [Member] November 15 2013 [Member]	Apr. 30, 2013 Equity Incentive Plan 2011 [Member] Management [Member] September 30 2013 [Member]	Apr. 30, 2013 Equity Incentive Plan 2011 [Member] Management [Member] March 31 2014 [Member]	Apr. 30, 2013 Equity Incentive Plan 2011 [Member] Management [Member] March 31 2015 [Member]	May 01, 2013 Equity Incentive Plan 2011 [Member] Non Executive Employees [Member]	Nov. 15, 2012 Equity Incentive Plan 2011 [Member] Non Executive Employees [Member]	Jun. 01, 2012 Equity Incentive Plan 2011 [Member] Non Executive Employees [Member]	May 31, 2012 Equity Incentive Plan 2011 [Member] Non Executive Employees [Member]	Apr. 17, 2012 Equity Incentive Plan 2011 [Member] Non Executive Employees [Member]	Jun. 30, 2013 Equity Incentive Plan 2011 [Member] Non Executive Employees [Member]	Jun. 30, 2013 Equity Incentive Plan 2011 [Member] Non Executive Employees [Member] November 15 2013 [Member]	Apr. 17, 2012 Equity Incentive Plan 2011 [Member] Non Executive Employees [Member] November 15 2013 [Member]	May 01, 2013 Equity Incentive Plan 2011 [Member] Non Executive Employees [Member] April 30 2014 [Member]	May 01, 2013 Equity Incentive Plan 2011 [Member] Non Executive Employees [Member] April 30 2015 [Member]	Apr. 30, 2013 Equity Incentive Plan 2011 [Member] Non Management Directors [Member]	Nov. 15, 2012 Equity Incentive Plan 2011 [Member] Non Management Directors [Member]	Jun. 01, 2012 Equity Incentive Plan 2011 [Member] Non Management Directors [Member]	Jun. 30, 2013 Equity Incentive Plan 2011 [Member] Non Management Directors [Member]	Jun. 01, 2012 Equity Incentive Plan 2011 [Member] Non Management Directors [Member] December 1 2012 [Member]	Jun. 30, 2013 Equity Incentive Plan 2011 [Member] Non Management Directors [Member] December 1 2013 [Member]	Apr. 30, 2013 Equity Incentive Plan 2011 [Member] Non Management Directors [Member] March 31 2014 [Member]	Apr. 30, 2013 Equity Incentive Plan 2011 [Member] Non Management Directors [Member] March 31 2015 [Member]	Dec. 31, 2012 Equity Incentive Plan 2011 [Member] Stock Compensation Plan [Member]
Common Stock, Shares, Issued				5,810,444	10,168,302		7,339,979					944,668							1,428,573
Proceeds from Issuance of Common Stock	$ 5,000,000
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized																																																										5,000,000
Stock Issued During Period, Shares, Restricted Stock Award, Net of Forfeitures																																																						1,100,000			17,125					1,270,000		242,775	1,100,000											29,750				50,000						100,000		138,335
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding, Number									576																																														166,670	8,188			1,025,000			195,000					1,025,000		38,765		242,775	551,747	1,075,000				50,000					25,084	50,000							138,335	67,472
Options, Shares expected to vest after December 31, 2012																																																												37,500	37,500							37,500		37,500
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period		53,995																																																						509,488										509,488											24,916				24,916								70,863
Stock Repurchased During Period, Shares																																											218,163	18,870						237,033						209,623							209,623														8,540										18,870
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Net of Forfeitures																																																																															105,500
Restricted Stock Award Exercise Price Per Share																																																																														$ 3.00	$ 3.00
Percentage Of Share Based Payment Award Vested In Year One																																																																										50.00%					50.00%					50.00%								50.00%
Percentage Of Share Based Payment Award Vested In Year Two																																																																											50.00%				50.00%						50.00%								50.00%
Stock Issued During Period, Value, Restricted Stock Award, Net of Forfeitures									728																																																																						26,750
Allocated Share-based Compensation Expense																								324,000	44,000	11,000	11,000		22,000	22,000									20,000	19,000	39,000	29,000			2,261,000	1,379,000	5,000	2,296,000	1,386,000	4,514,000
Expected Share Based Compensation Expenses For Next 10 Months																																							44,000		44,000
Expected Share Based Compensation Expenses For Next 3 Months																										11,000			11,000
Expected Share Based Compensation Expenses For Next 15 Months																																													584,000			584,000
Additional Amount Expected To Be Expensed																																													2,694,000			2,694,000
Stock Options Issued Shares Former Equity Plan																																									576
Stock Options Issued Value Per Share Former Equity Plan																																									$ 728
Warrants Issued for the Purchase of Common Stock																																				75,000		75,000
Exercise Price of Common Stock																																				$ 5.50		$ 5.50
Term Of Warrants																																				5 years
Discount On Licensing Revenue																																	1,000	1,000	1,000	2,000	2,000	5,000
Additional Amount Expected To Be Amortized																																				15,000		17,000
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant																																																								3,330,840		1,931,090
Common Stock, Capital Shares Reserved for Future Issuance					3,721,084		4,808,459
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period																		2 years		2 years	2 years
Share-based Compensation Arrangement by Share-based Payment Award, Discount from Market Price, Offering Date					10.00%
Shares Issued, Price Per Share					$ 3.86
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value								$ 0.43	$ 0.99																							$ 0.12																																															$ 105,500
Common Stock, Par or Stated Value Per Share				$ 0.001	$ 0.001		$ 0.001
Sale of Stock, Price Per Share					$ 3.499
Stock Issued During Period, Shares, New Issues													1,200,000	2,759,000	47,132
Common Stock Outstanding Prior To Merger												186,811				20,000
Warrants Issued To Purchase Common Stock												1,064											463,750		430,500																											364,428
Common Stock, Shares, Outstanding				5,810,444	10,168,302		7,339,979					5,743,319
Payments for Merger Related Costs												125,000
Proceeds from Issuance of Long-term Debt, Total											4,305,000																																									12,286,000
Sale Of Common Stock Units Description											8.61
Shares Consist In Each Common Stock Unit											100,000
Warrants And Common Stock Price Per Unit											500,000
Warrants Exercise Price One											$ 0.01														$ 0.01
Purchase Of Common Stock Units																						4.25
Adjustments To Additional Paid In Capital Warrant Issued Shares				9,800
Fair Value Of Warrants Issued To Purchase Common Stock											3,000
Stockholders Equity, Reverse Stock Split												1 for 520.5479607
Stock Issued During Period, Shares, Share-based Compensation, Gross																																																							250,000
Share-Based Compensation Arrangement By Share-Based Payment Award, Equity Instruments Other Than Options, Forfeited In Period																												0	0		0																									875
Stock Issued During Period, Shares, Restricted Stock Award, Forfeited																																																								875																							26,750
Share-based Compensation Arrangement by Share-based Payment Award, Award, Vesting Term			33.33% vested on the first anniversary of the grant and the 33.34% vest on the second anniversary of the grant.																																																																																											The employee stock options and restricted stock grants vested 50% on the first anniversary of the grant and vest 50% on the second anniversary of the grant.
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Remaining Contractual Term									4 years 8 months 26 days	5 years 1 month 10 days
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Weighted Average Remaining Contractual Term									4 years 11 days	4 years 9 months 14 days
Employee Stock Ownership Plan (ESOP), Compensation Expense								44,000	65,000								83,000
Warrants Issued To Purchase Common Stock One																							363,750
Warrants Issued To Purchase Common Stock Two							12,500																100,000
Expected Share Based Compensation Expense For Next 9 Months							33,000
Common Stock Term																																						5 years
Additional Amount Expected To Be Amortized Term																																						45 months
Percentage Of Common Stock																																																				5.00%
Warrants Exercise Price Per Share																																																				$ 0.01
Market Value Of Warrants Per Share						$ 3.33
Debt Instrument, Unamortized Discount						1,214,000
Other Interest And Finance Charges																																																			58,000		235,000
Un amortized Portion To Be Expensed																																																		170,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Intrinsic Value								0	0	0
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period, Intrinsic Value									$ 0	$ 0